Redeemable Convertible Preferred Stock and Stockholders' Equity (Deficit) (Annual) (Detail) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Nov. 14, 2011 Series A Preferred Stock [Member]
Common Stock, Capital Shares Reserved for Future Issuance (in Shares)			16,039,000	26,000
Preferred Stock, Value, Issued					$ 8,300,000
Restricted Stock, Shares Issued Net of Shares for Tax Withholdings (in Shares)				50,000
Share-based Compensation	3,000	18,000	24,000	21,000
Defined Benefit Plan, Accumulated Other Comprehensive Income Minimum Pension Liability, after Tax			4,368,000	2,971,000
Accumulated Other Comprehensive Income (Loss), Foreign Currency Translation Adjustment, Net of Tax			$ 901,000	$ 983,000